Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheet - Parent Company [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 150,071	$ 4,110,216
Short-term investment	5,241,677
Other current assets	143,208
Due from subsidiaries	7,948,307	9,423,617
Investment in subsidiaries, VIE and VIE’s subsidiaries	5,756,419	16,906,213
Total Assets	19,239,682	30,440,046
Total Liabilities
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	25,133,933	24,998,388
Retained earnings (accumulated deficit)	(5,896,857)	5,439,054
Accumulated comprehensive income
Total Shareholders’ Equity	19,239,682	30,440,046
Total Liabilities and Shareholders’ Equity	19,239,682	30,440,046
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary Share	2,056	2,054
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary Share	$ 550	$ 550